UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments:

Putnam Short Duration Income Fund

The fund's portfolio
4/30/14 (Unaudited)

CORPORATE BONDS AND NOTES (78.4%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Banking (40.7%)

Abbey National Treasury Services PLC of Stamford, CT company guaranty sr. unsec. unsub. FRN notes	0.743	3/13/17	$8,000,000	$8,009,088

ABN Amro Bank NV 144A sr. unsec. FRN notes (Netherlands)	1.028	10/28/16	14,648,000	14,735,763

ABN Amro Bank NV 144A sr. unsec. notes (Netherlands)	1.375	1/22/16	2,000,000	2,016,840

American Express Bank FSB sr. unsec. FRN notes Ser. BKNT	0.453	6/12/17	11,500,000	11,436,520

Australia & New Zealand Banking Group, Ltd. sr. unsec. notes (Australia)	2.125	9/19/14	586,000	590,325

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. FRN notes (Australia)	0.607	1/10/17	13,000,000	13,010,626

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. notes (Australia)	3.700	1/13/15	850,000	870,020

Bank of America Corp. sr. unsec. FRN notes	1.054	3/22/16	4,850,000	4,878,530

Bank of America Corp. sr. unsec. unsub. notes	7.375	5/15/14	530,000	531,037

Bank of America Corp. sr. unsec. unsub. notes	4.500	4/1/15	440,000	455,397

Bank of America NA unsec. sub. FRN notes Ser. BKNT	0.513	6/15/16	9,800,000	9,724,491

Bank of Montreal sr. unsec. unsub. FRN notes Ser. MTN (Canada)	0.746	7/15/16	11,635,000	11,712,210

Bank of New York Mellon Corp. (The) sr. unsec. FRN notes	0.456	10/23/15	7,390,000	7,410,855

Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN notes	0.498	7/28/14	1,080,000	1,080,691

Bank of Nova Scotia sr. unsec. unsub. FRN notes (Canada)	0.746	7/15/16	3,000,000	3,013,347

Bank of Nova Scotia sr. unsec. unsub. FRN notes (Canada)	0.633	3/15/16	5,500,000	5,516,603

Bank of Nova Scotia sr. unsec. unsub. FRN notes (Canada)	0.538	4/11/17	5,000,000	5,001,514

Bank of Nova Scotia sr. unsec. unsub. FRN notes Ser. BKNT (Canada)	0.653	12/13/16	4,000,000	4,015,584

Bank of Nova Scotia sr. unsec. unsub. notes (Canada)	3.400	1/22/15	711,000	726,565

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. FRN notes (Japan)	0.645	3/10/17	4,000,000	3,995,471

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. FRN notes (Japan)	0.845	9/9/16	4,300,000	4,325,472

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. FRN notes (Japan)	0.684	2/26/16	5,160,000	5,157,207

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. notes (Japan)	1.000	2/26/16	500,000	501,325

Banque Fédérative du Crédit Mutuel SA 144A sr. unsec. unsub. FRN notes (France)	1.078	1/20/17	10,000,000	10,053,790

Banque Fédérative du Crédit Mutuel SA 144A sr. unsec. unsub. FRN notes (France)	1.078	10/28/16	500,000	502,837

Barclays Bank PLC sr. unsec. unsub. FRN notes (United Kingdom)	0.815	2/17/17	14,000,000	14,023,560

Barclays Bank PLC sr. unsec. unsub. FRN notes Ser. MTN (United Kingdom)	0.775	12/9/16	2,005,000	2,005,541

Barclays Bank PLC sr. unsec. unsub. notes (United Kingdom)	3.900	4/7/15	1,074,000	1,107,165

BB&T Corp. unsec. sub. notes	5.200	12/23/15	2,315,000	2,473,341

BBVA US Senior SAU bank guaranty sr. unsec. unsub. notes (Spain)	4.664	10/9/15	3,000,000	3,149,793

BBVA US Senior SAU bank guaranty sr. unsec. unsub. notes (Spain)	3.250	5/16/14	11,102,000	11,108,980

Bear Stearns Companies, LLC (The) sr. unsec. FRN notes Ser. MTN	0.624	11/21/16	1,550,000	1,544,546

BNP Paribas SA company guaranty sr. unsec. unsub. FRN notes Ser. MTN (France)	0.713	3/17/17	4,000,000	3,998,355

BNP Paribas SA sr. unsec. FRN notes (France)	0.824	12/12/16	10,000,000	10,023,661

BNP Paribas/BNP Paribas US Medium-Term Note Program, LLC 144A bank guaranty unsec. sub. notes (France)	5.125	1/15/15	4,076,000	4,191,917

BNY Mellon NA unsec. sub. notes	4.750	12/15/14	472,000	484,304

BPCE SA bank guaranty sr. unsec. FRN notes Ser. MTN (France)	1.084	2/10/17	15,500,000	15,588,815

Branch Banking & Trust Co. sr. unsec. FRN notes	0.666	12/1/16	2,000,000	2,006,245

Branch Banking & Trust Co. unsec. sub. FRN notes	0.553	9/13/16	10,765,000	10,725,751

Branch Banking & Trust Co. unsec. sub. FRN notes Ser. BKNT	0.536	5/23/17	3,000,000	2,968,683

Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN notes Ser. EMTN (Canada)	0.409	2/21/17	6,200,000	6,160,054

Canadian Imperial Bank of Commerce/Canada sr. unsec. unsub. FRN notes (Canada)	0.748	7/18/16	3,000,000	3,017,364

Capital One Financial Corp. sr. unsec. unsub. FRN notes	1.376	7/15/14	1,900,000	1,903,967

Capital One Financial Corp. sr. unsec. unsub. FRN notes	0.876	11/6/15	7,713,000	7,749,930

Capital One Financial Corp. sr. unsec. unsub. notes	7.375	5/23/14	3,195,000	3,206,109

Capital One Financial Corp. sr. unsec. unsub. notes	2.150	3/23/15	1,000,000	1,014,760

Capital One Financial Corp. sr. unsec. unsub. notes	2.125	7/15/14	500,000	501,688

Capital One NA/Mclean VA sr. unsec. FRN notes	0.684	3/22/16	4,000,000	4,007,640

Citigroup, Inc. sr. unsec. FRN notes	0.775	3/10/17	5,000,000	4,998,628

Citigroup, Inc. sr. unsec. sub. FRN notes	0.505	6/9/16	13,400,000	13,267,514

Citigroup, Inc. sub. notes	5.000	9/15/14	760,000	772,193

Commonwealth Bank of Australia 144A sr. unsec. FRN notes (Australia)	0.735	9/20/16	5,000,000	5,012,040

Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN notes (Australia)	0.593	3/13/17	10,000,000	9,988,627

Commonwealth Bank of Australia/New York, NY sr. unsec. notes	1.250	9/18/15	480,000	485,061

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands sr. unsec. FRN notes (Netherlands)	0.715	3/18/16	9,425,000	9,469,615

Credit Agricole SA/London 144A sr. unsec. FRN notes (United Kingdom)	1.386	4/15/16	10,325,000	10,459,586

Credit Agricole SA/London 144A sr. unsec. FRN notes (France)	1.078	10/3/16	7,000,000	7,033,946

Credit Suisse/New York sr. unsec. notes	5.500	5/1/14	500,000	500,000

Danske Bank A/S 144A sr. unsec. unsub. notes (Denmark)	3.750	4/1/15	6,003,000	6,172,765

Deutsche Bank AG of London sr. unsec. unsub. FRN notes (United Kingdom)	0.847	2/13/17	5,000,000	5,018,142

Deutsche Bank Financial, LLC bank guaranty unsec. sub. notes Ser. MTN (Germany)	5.375	3/2/15	6,322,000	6,558,316

DNB Boligkreditt AS 144A sr. unsub. bonds (Norway)	2.100	10/14/15	2,500,000	2,557,025

Fifth Third Bancorp unsec. sub. FRB bonds	0.655	12/20/16	5,360,000	5,313,389

Fifth Third Bank/Cincinnati, Ohio sr. unsec. FRN notes	0.644	2/26/16	9,700,000	9,716,025

Fifth Third Bank/Cincinnati, Ohio unsec. sub. notes Ser. BKNT	4.750	2/1/15	800,000	825,332

HBOS PLC unsec. sub. FRN notes Ser. EMTN (United Kingdom)	0.934	9/30/16	9,750,000	9,623,250

HSBC Finance Corp. sr. unsec. notes	5.250	4/15/15	2,701,000	2,822,380

HSBC Finance Corp. sr. unsec. notes	5.000	6/30/15	5,466,000	5,724,427

HSBC Finance Corp. sr. unsec. unsub. FRN notes	0.666	6/1/16	9,153,000	9,149,659

ING Bank NV 144A sr. unsec. FRN notes (Netherlands)	1.184	3/7/16	8,150,000	8,230,791

ING Bank NV 144A sr. unsec. FRN notes (Netherlands)	1.873	9/25/15	3,346,000	3,409,146

ING Bank NV 144A unsec. sub. notes (Netherlands)	5.125	5/1/15	5,672,000	5,884,133

JPMorgan Chase & Co. unsec. sub. FRN notes	1.440	9/1/15	3,087,000	3,083,676

JPMorgan Chase Bank, NA unsec. sub. FRN notes	0.563	6/13/16	12,835,000	12,774,149

KeyBank NA/Cleveland, OH unsec. sub. notes	5.800	7/1/14	2,240,000	2,258,945

KeyBank NA/Cleveland, OH sr. unsec. FRN notes	0.725	11/25/16	3,000,000	3,010,840

KeyBank NA/Cleveland, OH unsec. sub. notes Ser. MTN	5.450	3/3/16	5,000,000	5,406,865

KeyCorp sr. unsec. unsub. notes	3.750	8/13/15	3,600,000	3,737,715

Lloyds Bank PLC bank guaranty sr. unsec. unsub. notes (United Kingdom)	4.875	1/21/16	1,025,000	1,096,475

Lloyds Bank PLC 144A bank guaranty sr. unsec. notes (United Kingdom)	4.375	1/12/15	6,339,000	6,508,632

Manufacturers & Traders Trust Co. sr. unsec. FRB bonds	0.600	1/30/17	5,000,000	5,011,743

Manufacturers & Traders Trust Co. sr. unsec. FRN notes Ser. BKNT	0.534	3/7/16	10,000,000	9,992,682

Mellon Funding Corp. company guaranty unsec. sub. notes	5.000	12/1/14	1,600,000	1,641,893

Merrill Lynch & Co., Inc. unsec. sub. FRN notes	0.788	5/2/17	2,167,000	2,122,061

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. FRN notes (Japan)	0.659	4/16/17	11,000,000	11,003,371

Mizuho Securities USA, Inc. 144A unsec. FRN notes	0.735	12/10/14	6,000,000	5,999,370

National Australia Bank of New York, Ltd. sr. unsec. notes (Australia)	1.600	8/7/15	362,000	367,214

National Australia Bank, Ltd. 144A sr. unsec. FRB bonds (Australia)	0.666	12/2/16	4,000,000	4,001,075

National Australia Bank, Ltd. 144A sr. unsec. FRN notes (Australia)	0.603	3/17/17	5,000,000	5,001,498

National Australia Bank, Ltd./New York sr. unsec. FRN notes (Australia)	1.366	8/7/15	1,000,000	1,013,659

National Australia Bank, Ltd./New York sr. unsec. FRN notes (Australia)	0.778	7/25/16	7,600,000	7,647,991

National Bank of Canada bank guaranty sr. unsec. notes (Canada)	1.500	6/26/15	3,285,000	3,320,905

National City Bank/Cleveland, OH unsec. sub. FRN notes Ser. BKNT	0.604	6/7/17	1,265,000	1,254,302

Nationwide Building Society 144A sr. unsec. notes (United Kingdom)	4.650	2/25/15	4,540,000	4,687,005

Nationwide Building Society 144A sr. unsec. sub. notes (United Kingdom)	5.000	8/1/15	10,500,000	10,933,157

Nordea Bank AB 144A sr. unsec. FRN notes (Sweden)	0.697	5/13/16	8,700,000	8,729,498

Nordea Bank AB 144A sr. unsec. notes (Sweden)	2.250	3/20/15	210,000	213,492

Nordea Bank AB 144A sr. unsec. unsub. FRN notes (Sweden)	0.590	4/4/17	6,000,000	6,005,346

PNC Bank N.A. sr. unsec. unsub. FRN notes Ser. BKNT	0.547	4/29/16	7,525,000	7,531,900

PNC Bank NA sr. unsec. FRN notes	0.538	1/28/16	1,954,000	1,956,020

PNC Funding Corp. bank guaranty unsec. sub. notes	5.250	11/15/15	3,204,000	3,414,070

PNC Funding Corp. sr. unsec. notes	5.400	6/10/14	1,768,000	1,776,766

PNC Funding Corp. sr. unsec. notes	3.000	5/19/14	1,598,000	1,599,739

Regions Financial Corp. sr. unsec. unsub. notes	7.750	11/10/14	15,782,000	16,348,940

Royal Bank of Canada sr. unsec. FRN notes (Canada)	0.556	1/23/17	2,000,000	2,004,397

Royal Bank of Canada sr. unsec. unsub. FRN notes Ser. GMTN (Canada)	0.695	9/9/16	12,340,000	12,400,812

Royal Bank of Scotland Group PLC sr. unsec. unsub. FRN notes (United Kingdom)	1.173	3/31/17	11,000,000	11,022,044

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes (United Kingdom)	2.550	9/18/15	5,054,000	5,161,766

Santander Holdings USA, Inc. sr. unsec. unsub. notes	4.625	4/19/16	2,000,000	2,135,081

Santander US Debt SAU 144A bank guaranty sr. unsec. unsub. notes (Spain)	3.724	1/20/15	7,000,000	7,129,962

Societe Generale SA 144A sr. unsec. notes (France)	3.100	9/14/15	5,450,000	5,620,313

Standard Chartered PLC 144A sr. unsec. unsub. notes (United Kingdom)	5.500	11/18/14	3,714,000	3,808,197

Sumitomo Mitsui Banking Corp. bank guaranty sr. unsec. FRN notes (Japan)	0.898	7/19/16	3,250,000	3,273,075

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. FRN notes (Japan)	0.657	1/10/17	6,000,000	6,000,040

Sumitomo Mitsui Banking Corp. sr. unsec. notes (Japan)	1.350	7/18/15	1,450,000	1,463,740

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes (Japan)	1.900	7/22/14	380,000	381,347

Sumitomo Mitsui Banking Corp. 144A sr. unsec. unsub. bonds (Japan)	3.150	7/22/15	2,290,000	2,354,924

Sun Trust Bank of Atlanta, GA unsec. sub. FRN notes	0.526	8/24/15	5,000,000	4,989,115

Suncorp-Metway, Ltd. 144A sr. unsec. FRN notes (Australia)	0.933	3/28/17	15,000,000	15,000,105

SunTrust Bank of Atlanta, GA unsec. sub. notes Ser. BKNT	5.000	9/1/15	752,000	792,136

SunTrust Bank/Atlanta, GA sr. unsec. FRB bonds Ser. BKNT	0.677	2/15/17	10,000,000	9,997,049

Svenska Handelsbanken AB sr. unsec. FRN notes (Sweden)	0.704	9/23/16	5,665,000	5,690,974

Svenska Handelsbanken AB sr. unsec. FRN notes (Sweden)	0.684	3/21/16	11,410,000	11,462,998

Toronto-Dominion Bank (The) sr. unsec. FRB bonds Ser. MTN (Canada)	0.695	9/9/16	8,000,000	8,041,780

Toronto-Dominion Bank (The) sr. unsec. FRN notes (Canada)	0.463	5/2/17	6,000,000	6,003,564

Toronto-Dominion Bank (The) sr. unsec. FRN notes Ser. MTN (Canada)	0.416	5/1/15	4,000,000	4,006,411

U.S. Bank, N.A. of Cincinnati, OH sr. unsec. FRN notes Ser. BKNT	0.349	4/22/16	5,000,000	5,000,056

U.S. Bank, NA/Cincinnati, OH unsec. sub. notes FRN Ser. BKNT	0.507	10/14/14	2,114,000	2,116,332

UBS AG/Stamford, CT sr. unsec. notes Ser. BKNT	3.875	1/15/15	1,500,000	1,535,768

UBS AG/Stamford, CT unsec. sub. notes	7.375	7/15/15	5,375,000	5,737,736

US Bancorp sr. unsec. unsub. notes	4.200	5/15/14	100,000	100,131

US Bank NA unsec. sub. notes	4.800	4/15/15	3,750,000	3,907,208

US Bank NA/Cincinnati, OH sr. unsec. FRN notes Ser. BKNT	0.455	1/30/17	7,000,000	7,003,884

Wachovia Corp. unsec. sub. FRN notes	0.596	10/15/16	4,226,000	4,215,384

Wachovia Corp. unsec. sub. FRN notes	0.565	10/28/15	8,544,000	8,543,769

Wells Fargo Bank, NA unsec. sub. FRN notes	0.446	5/16/16	4,500,000	4,484,903

Westpac Banking Corp. sr. unsec. unsub. FRN notes (Australia)	0.993	9/25/15	3,880,000	3,913,434

Westpac Banking Corp. sr. unsec. unsub. FRN notes (Australia)	0.665	11/25/16	6,600,000	6,610,242

Westpac Banking Corp. sr. unsec. unsub. notes (Australia)	3.000	8/4/15	2,000,000	2,062,124

Westpac Banking Corp. sr. unsec. unsub. notes (Australia)	1.125	9/25/15	1,330,000	1,342,261

				729,990,323
Basic materials (0.7%)

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. unsub. FRN notes (Australia)	0.484	9/30/16	3,000,000	3,003,689

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. FRN notes	1.394	5/27/16	10,000,000	10,053,110

				13,056,799
Capital goods (1.3%)

Caterpillar Financial Services Corp. sr. unsec. FRN notes Ser. MTN	0.466	3/3/17	10,000,000	10,008,652

Caterpillar Financial Services Corp. sr. unsec. notes Ser. MTN	4.750	2/17/15	585,000	605,642

Caterpillar Financial Services Corp. sr. unsec. unsub. notes	1.125	12/15/14	650,000	653,532

John Deere Capital Corp. sr. unsec. FRN notes	0.518	10/11/16	10,000,000	10,032,048

John Deere Capital Corp. sr. unsec. unsub. notes Ser. MTN	2.950	3/9/15	1,000,000	1,023,231

John Deere Capital Corp. unsec. FRN notes	0.297	1/12/15	1,000,000	1,000,217

				23,323,322
Communication services (2.1%)

AT&T, Inc. sr. unsec. unsub. FRN notes	0.619	2/12/16	9,255,000	9,282,380

BellSouth Corp. sr. unsec. unsub. bonds	5.200	9/15/14	3,645,000	3,707,661

British Telecommunications PLC sr. unsec. unsub. notes (United Kingdom)	2.000	6/22/15	1,550,000	1,573,558

Comcast Corp. company guaranty sr. unsec. unsub. notes	5.850	11/15/15	2,700,000	2,919,210

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. notes (Netherlands)	4.875	7/8/14	8,384,000	8,448,917

Verizon Communications, Inc. sr. unsec. unsub. FRN notes	1.763	9/15/16	6,500,000	6,687,476

Vodafone Group PLC sr. unsec. unsub. FRN notes (United Kingdom)	0.620	2/19/16	4,701,000	4,708,240

				37,327,442
Consumer cyclicals (5.9%)

Clorox Co. (The) sr. unsec. notes	3.550	11/1/15	1,000,000	1,041,102

Clorox Co. (The) sr. unsec. unsub. notes	5.000	1/15/15	7,000,000	7,209,664

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN notes	0.585	3/10/17	10,000,000	9,985,809

Daimler Finance North America, LLC 144A company guaranty sr. unsec. unsub. FRN notes	0.918	8/1/16	4,000,000	4,036,492

Ford Motor Credit Co., LLC sr. unsec. unsub. FRN notes	1.475	5/9/16	8,792,000	8,935,978

Ford Motor Credit Co., LLC sr. unsec. unsub. FRN notes	1.006	1/17/17	4,000,000	4,017,365

Ford Motor Credit Co., LLC sr. unsec. unsub. notes	8.700	10/1/14	500,000	516,190

Harley-Davidson Financial Services, Inc. 144A company guaranty sr. unsec. notes	1.150	9/15/15	1,490,000	1,497,887

Harley-Davidson Funding Corp. 144A company guaranty sr. unsec. notes	5.750	12/15/14	2,572,000	2,649,139

Home Depot, Inc. (The) sr. unsec. unsub. notes	5.400	3/1/16	5,266,000	5,722,531

Hyundai Capital Services, Inc. 144A sr. unsec. unsub. FRN notes (South Korea)	1.035	3/18/17	3,000,000	3,004,180

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes	7.500	6/1/15	3,955,000	4,238,720

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes	5.750	7/15/14	11,911,000	12,033,266

NBCUniversal Enterprise, Inc. 144A company guaranty sr. unsec. FRN notes	0.763	4/15/16	8,260,000	8,283,865

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN notes	0.786	3/3/17	7,000,000	7,009,995

Nissan Motor Acceptance Corp. 144A unsec. FRN notes	0.935	9/26/16	7,650,000	7,686,952

Toyota Motor Credit Corp. sr. unsec. FRN notes	0.385	3/10/15	2,210,000	2,210,972

Toyota Motor Credit Corp. sr. unsec. unsub. FRN notes	0.526	5/17/16	3,000,000	3,011,735

Toyota Motor Credit Corp. sr. unsec. unsub. notes	3.200	6/17/15	214,000	220,600

Toyota Motor Credit Corp. sr. unsec. unsub. notes	0.875	7/17/15	1,000,000	1,004,261

Toyota Motor Credit Corp. unsec. FRN notes	0.406	12/5/14	2,369,000	2,370,829

Volkswagen International Finance NV 144A company guaranty sr. unsec. FRN notes (Germany)	0.835	11/20/14	1,550,000	1,554,644

Volkswagen International Finance NV 144A company guaranty sr. unsec. FRN notes (Germany)	0.676	11/18/16	6,000,000	5,998,495

Walt Disney Co. (The) sr. unsec. unsub. notes	1.350	8/16/16	1,543,000	1,566,765

				105,807,436
Consumer finance (1.2%)

American Express Co. sr. unsec. notes	7.250	5/20/14	2,182,000	2,188,387

American Express Credit Corp. sr. unsec. FRN notes	0.737	7/29/16	4,000,000	4,025,272

American Express Credit Corp. sr. unsec. notes Ser. MTN	5.300	12/2/15	2,000,000	2,146,524

American Honda Finance Corp. sr. unsec. unsub. FRN notes	0.730	10/7/16	7,500,000	7,562,523

American Honda Finance Corp. 144A sr. unsec. FRN notes	0.609	5/26/16	4,940,000	4,961,924

				20,884,630
Consumer staples (3.3%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes	0.800	1/15/16	1,000,000	1,005,150

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. FRN notes	0.418	1/27/17	4,465,000	4,466,362

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes	5.375	11/15/14	11,616,000	11,919,212

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes	3.625	4/15/15	1,000,000	1,030,771

Costco Wholesale Corp. sr. unsec. unsub. notes	0.650	12/7/15	4,500,000	4,515,782

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes	5.600	5/1/15	1,645,000	1,721,810

Foster's Finance Corp. 144A company guaranty sr. unsec. notes	4.875	10/1/14	7,310,000	7,441,543

General Mills, Inc. sr. unsec. FRN notes	0.428	1/28/16	5,000,000	5,006,184

Kellogg Co. sr. unsec. unsub. notes	1.125	5/15/15	5,000,000	5,028,485

Kraft Foods Group, Inc. sr. unsec. notes	1.625	6/4/15	1,912,000	1,934,147

Kroger Co. (The) company guaranty sr. unsec. notes	3.900	10/1/15	2,535,000	2,645,762

Kroger Co. (The) sr. unsec. FRN notes	0.756	10/17/16	4,000,000	4,009,792

PepsiCo, Inc. sr. unsec. unsub. FRN notes	0.444	2/26/16	4,087,000	4,093,767

PepsiCo, Inc. sr. unsec. unsub. notes	0.800	8/25/14	659,000	659,867

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes	1.850	1/15/15	1,256,000	1,266,962

WPP Finance UK company guaranty sr. unsec. notes (United Kingdom)	8.000	9/15/14	1,500,000	1,539,534

WPP Finance UK company guaranty sr. unsec. unsub. notes (United Kingdom)	5.875	6/15/14	1,307,000	1,314,332

				59,599,462
Energy (1.6%)

Canadian Natural Resources, Ltd. sr. unsec. unsub. FRN notes (Canada)	0.609	3/30/16	10,300,000	10,320,928

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes (Canada)	4.900	12/1/14	1,000,000	1,025,076

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes (Canada)	1.450	11/14/14	5,919,000	5,951,028

Chevron Corp. sr. unsec. notes	0.889	6/24/16	2,000,000	2,014,192

Devon Energy Corp. sr. unsec. unsub. FRN notes	0.773	12/15/16	4,780,000	4,797,646

Devon Energy Corp. sr. unsec. unsub. FRN notes	0.683	12/15/15	4,000,000	4,007,858

				28,116,728
Financial (2.1%)

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. FRN notes	0.377	1/10/17	8,000,000	8,000,056

General Electric Capital Corp. sr. unsec. FRN notes	0.830	1/8/16	1,500,000	1,509,981

General Electric Capital Corp. sr. unsec. FRN notes	0.430	1/8/16	4,880,000	4,880,556

General Electric Capital Corp. sr. unsec. FRN notes	0.383	9/15/14	100,000	100,080

General Electric Capital Corp. sr. unsec. FRN notes Ser. EMTN	0.435	6/20/16	5,000,000	4,979,450

General Electric Capital Corp. sr. unsec. FRN notes Ser. GMTN	0.877	7/12/16	3,930,000	3,964,713

Morgan Stanley sr. unsec. unsub. FRN notes Ser. GMTN	1.184	12/19/14	500,000	501,780

Morgan Stanley sr. unsec. unsub. FRN notes Ser. MTN	0.678	10/18/16	13,000,000	12,969,892

Royal Bank of Scotland PLC (The) bank guaranty sr. unsec. unsub. notes (United Kingdom)	4.875	3/16/15	750,000	776,216

Royal Bank of Scotland PLC (The) bank guaranty sr. unsec. unsub. notes (United Kingdom)	3.950	9/21/15	700,000	729,082

				38,411,806
Health care (1.1%)

AbbVie, Inc. sr. unsec. unsub. FRN notes	0.996	11/6/15	3,624,000	3,657,663

AbbVie, Inc. sr. unsec. unsub. notes	1.200	11/6/15	1,795,000	1,809,787

Coventry Health Care, Inc. sr. unsec. notes	6.125	1/15/15	1,310,000	1,359,709

McKesson Corp. sr. unsec. unsub. FRN notes	0.635	9/10/15	3,000,000	3,004,535

Medtronic, Inc. sr. unsec. unsub. FRN notes	0.324	2/27/17	10,000,000	10,002,906

				19,834,600
Insurance (3.8%)

Aflac, Inc. sr. unsec. notes	3.450	8/15/15	7,790,000	8,082,992

Allstate Corp. (The) sr. unsec. unsub. notes	6.200	5/16/14	2,072,000	2,075,632

Allstate Corp. (The) sr. unsec. unsub. notes	5.000	8/15/14	780,000	789,862

American International Group, Inc. sr. unsec. unsub. notes	3.000	3/20/15	2,947,000	3,011,622

American International Group, Inc. unsec. sub. notes	2.375	8/24/15	1,720,000	1,753,265

CNA Financial Corp. sr. unsec. unsub. notes	5.850	12/15/14	5,823,000	6,012,708

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes	4.000	3/30/15	3,365,000	3,467,700

Hartford Life Global Funding Trusts sr. unsub. FRN notes	0.413	6/16/14	7,001,000	7,001,140

Mass Mutual Global Funding II 144A sr. unsub. notes	2.300	9/28/15	500,000	511,326

Metropolitan Life Global Funding I 144A FRB Bonds	0.756	7/15/16	3,560,000	3,575,774

Metropolitan Life Global Funding I 144A FRN	0.607	4/10/17	10,000,000	10,000,068

Metropolitan Life Global Funding I 144A sr. notes	2.000	1/9/15	725,000	733,190

New York Life Global Funding 144A FRN notes	0.576	5/23/16	5,000,000	5,020,743

Principal Life Global Funding II 144A company guaranty sr. FRN notes	0.854	7/9/14	500,000	500,551

Principal Life Global Funding II 144A notes	1.000	12/11/15	4,835,000	4,855,476

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes	2.997	9/30/15	5,628,000	5,784,278

Prudential Financial, Inc. sr. unsec. unsub. notes Ser. MTNB	5.100	9/20/14	5,985,000	6,091,991

				69,268,318
Investment banking/Brokerage (1.4%)

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes	3.300	5/3/15	12,573,000	12,904,135

Macquarie Group, Ltd. 144A sr. unsec. notes (Australia)	7.300	8/1/14	9,658,000	9,804,764

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes	4.150	12/1/14	2,245,000	2,292,282

				25,001,181
Real estate (7.2%)

Boston Properties, LP sr. unsec. unsub. notes(R)	5.625	4/15/15	4,804,000	5,033,595

Boston Properties, LP sr. unsec. unsub. notes(R)	5.000	6/1/15	8,225,000	8,609,876

Camden Property Trust sr. unsec. unsub. notes(R)	5.000	6/15/15	2,596,000	2,716,516

Digital Realty Trust LP company guaranty sr. unsec. sub. notes(R)	4.500	7/15/15	1,190,000	1,229,990

Duke Realty LP company guaranty sr. unsec. unsub. notes(R)	7.375	2/15/15	5,436,000	5,716,246

ERP Operating LP sr. unsec. unsub. notes(R)	6.584	4/13/15	3,517,000	3,713,917

ERP Operating LP sr. unsec. unsub. notes(R)	5.250	9/15/14	6,530,000	6,646,127

HCP, Inc. sr. unsec. unsub. notes(R)	7.072	6/8/15	13,500,000	14,434,619

Health Care REIT, Inc. sr. unsec. notes(R)	3.625	3/15/16	4,000,000	4,199,603

Kimco Realty Corp. sr. unsec. notes Ser. MTN(R)	4.904	2/18/15	5,157,000	5,323,432

Kimco Realty Corp. sr. unsec. unsub. notes(R)	4.820	6/1/14	8,104,000	8,129,578

Liberty Property LP sr. unsec. unsub. notes(R)	5.125	3/2/15	600,000	621,614

Mack-Cali Realty LP sr. unsec. unsub. notes(R)	5.125	1/15/15	1,000,000	1,027,269

Mid-America Apartments LP 144A sr. unsec. notes(R)	6.250	6/15/14	12,858,000	12,936,858

Pan Pacific Retail Properties, Inc. company guaranty sr. unsec. notes(R)	5.950	6/1/14	2,547,000	2,555,675

Realty Income Corp. sr. unsec. notes(R)	5.500	11/15/15	4,900,000	5,231,284

Simon Property Group LP sr. unsec. unsub. notes(R)	5.750	12/1/15	1,024,000	1,094,107

Simon Property Group LP sr. unsec. unsub. notes(R)	5.625	8/15/14	2,795,000	2,834,813

Simon Property Group LP sr. unsec. unsub. notes(R)	5.100	6/15/15	1,000,000	1,051,081

Simon Property Group LP sr. unsec. unsub. notes(R)	4.200	2/1/15	819,000	833,805

UDR, Inc. company guaranty sr. unsec. unsub. notes(R)	5.250	1/15/15	8,281,000	8,549,481

Ventas Realty LP/Ventas Capital Corp. company guaranty sr. unsec. unsub. notes(R)	3.125	11/30/15	9,676,000	10,031,032

Vornado Realty LP sr. unsec. unsub. notes(R)	4.250	4/1/15	1,165,000	1,191,885

WEA Finance, LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes	5.750	9/2/15	14,309,000	15,219,364

				128,931,767
Technology (2.3%)

Apple, Inc. sr. unsec. unsub. FRN notes	0.293	5/5/17	10,000,000	10,006,100

Honeywell International, Inc. sr. unsec. unsub. FRN notes	0.286	11/17/15	5,000,000	5,000,801

Western Union Co. (The) sr. unsec. unsub. FRN notes	1.234	8/21/15	12,255,000	12,322,991

Xerox Corp. sr. unsec. FRN notes	1.056	5/16/14	11,885,000	11,888,021

Xerox Corp. sr. unsec. unsub. notes	4.250	2/15/15	1,398,000	1,439,033

				40,656,946
Transportation (0.2%)

Kansas City Southern de Mexico SA de CV sr. unsec. FRN notes	0.928	10/28/16	4,000,000	4,011,888

				4,011,888
Utilities and power (3.5%)

Atmos Energy Corp. sr. unsec. unsub. notes	4.950	10/15/14	2,000,000	2,039,166

CMS Energy Corp. sr. unsec. unsub. notes	4.250	9/30/15	2,000,000	2,094,084

DTE Electric Co. sr. notes (Canada)	4.800	2/15/15	2,000,000	2,055,902

DTE Energy Co. sr. unsec. unsub. notes	7.625	5/15/14	1,201,000	1,203,522

Duke Energy Corp. sr. unsec. unsub. FRN notes	0.610	4/3/17	9,100,000	9,126,777

Duke Energy Ohio, Inc. sr. mortgage FRB bonds	0.375	3/6/15	1,000,000	1,000,857

Duke Energy Progress, Inc. sr. FRN mtge. notes	0.435	3/6/17	5,000,000	4,997,194

Electricite de France (EDF) 144A sr. unsec. FRN notes (France)	0.688	1/20/17	8,000,000	8,008,798

FPL Group Capital, Inc. company guaranty sr. unsec. notes	7.875	12/15/15	2,500,000	2,775,328

Georgia Power Co. sr. unsec. unsub. FRN notes	0.553	3/15/16	4,707,000	4,707,000

Georgia Power Co. sr. unsec. unsub. notes	0.625	11/15/15	2,000,000	2,004,007

Kinder Morgan Energy Partners LP sr. unsec. notes	5.625	2/15/15	1,465,000	1,521,222

Kinder Morgan Energy Partners LP sr. unsec. notes	5.125	11/15/14	2,801,000	2,869,899

LG&E and KU Energy, LLC sr. unsec. unsub. notes	2.125	11/15/15	4,000,000	4,062,660

Oncor Electric Delivery Co., LLC sr. notes	6.375	1/15/15	1,910,000	1,985,153

Peco Energy Co. bonds	5.000	10/1/14	500,000	509,119

Potomac Edison Co. (The) sr. unsub. notes	5.125	8/15/15	3,675,000	3,846,810

Southern Co. (The) sr. unsec. unsub. notes	4.150	5/15/14	115,000	115,121

TransCanada PipeLines, Ltd. sr. unsec. unsub. FRN notes (Canada)	0.914	6/30/16	7,100,000	7,160,266

Westar Energy, Inc. sr. mtge. bonds	6.000	7/1/14	500,000	504,375

				62,587,260

Total corporate bonds and notes (cost $1,404,188,496)				$1,406,809,908

COMMERCIAL PAPER (12.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

AXA Financial, Inc.	0.341	7/30/14	$4,500,000	$4,497,020

BBVA US Senior, S.A. Unipersonal 144A (Spain)	0.501	6/16/14	3,000,000	2,998,304

Bell Canada (Canada)	0.250	5/22/14	5,000,000	4,999,417

BorgWarner, Inc.	0.250	5/8/14	10,000,000	9,999,553

CIGNA Corp.	0.451	6/4/14	1,600,000	1,599,631

ConAgra Foods, Inc.	0.370	5/1/14	5,500,000	5,499,942

Cox Enterprises, Inc. 144A	0.340	6/30/14	10,000,000	9,995,408

DCP Midstream, LLC	0.550	5/1/14	10,000,000	9,999,894

Devon Energy Corp.	0.250	5/20/14	300,000	299,964

Duke Energy Corp.	0.280	5/8/14	1,000,000	999,964

Electricite De France SA (France)	0.563	1/6/15	4,000,000	3,987,673

ENI Finance USA, Inc.	0.471	5/2/14	4,700,000	4,699,956

Entergy Corp.	0.550	5/19/14	514,000	513,892

Entergy Corp. 144A	0.600	5/15/14	10,000,000	9,998,375

Entergy Corp. 144A	0.400	5/1/14	5,000,000	4,999,947

FMC Corp.	0.280	5/6/14	1,905,000	1,904,937

Ford Motor Credit Co., LLC	0.702	8/5/14	2,000,000	1,997,564

Ford Motor Credit Co., LLC	0.611	7/2/14	2,000,000	1,998,523

Glencore Funding, LLC	0.622	10/1/14	7,000,000	6,989,699

Hawaiian Electric Company, Inc.	0.560	5/5/14	13,000,000	12,999,314

Hawaiian Electric Industries, Inc.	0.520	5/2/14	1,500,000	1,499,968

Intesa Funding, LLC (Spain)	0.450	6/30/14	10,000,000	9,993,363

Mohawk Industries, Inc.	0.550	5/27/14	10,450,000	10,446,811

Mohwak Industries, Inc.	0.500	5/5/14	3,000,000	2,999,842

Molson Coors Brewing Co.	0.370	5/23/14	6,800,000	6,798,254

Molson Coors Brewing Co.	0.380	5/5/14	5,300,000	5,299,720

Mondelez International, Inc.	0.441	10/15/14	3,000,000	2,994,568

Mondelez International, Inc.	0.361	8/15/14	3,000,000	2,997,164

Mondelez International, Inc.	0.411	8/11/14	9,000,000	8,991,966

NiSource Finance Corp.	0.600	5/22/14	10,000,000	9,993,991

PPL Energy Supply, LLC	0.450	5/2/14	10,000,000	9,999,889

SCANA Corp.	0.270	5/14/14	10,000,000	9,998,487

Textron, Inc.	0.600	5/12/14	2,000,000	1,999,729

Textron, Inc.	0.620	5/9/14	2,175,000	2,174,781

Textron, Inc.	0.600	5/7/14	10,000,000	9,999,222

Time Warner Cable, Inc.	0.270	5/21/14	5,000,000	4,999,359

Time Warner Cable, Inc.	0.290	5/6/14	5,000,000	4,999,834

Time Warner Cable, Inc. 144A	0.300	6/9/14	5,000,000	4,998,650

TransCanada American Investments, Ltd.	0.320	6/17/14	3,000,000	2,998,984

Wyndham Worldwide Corp.	0.600	5/1/14	10,000,000	9,999,889

Wyndham Worldwide Corp. 144A	0.550	5/7/14	5,000,000	4,999,611

Total commercial paper (cost $230,143,393)				$230,163,059

MORTGAGE-BACKED SECURITIES (4.6%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Agency collateralized mortgage obligations (2.2%)

Federal Home Loan Mortgage Corp.
Ser. 1619, Class PZ	6.500	11/15/23	$409,302	$455,110
Ser. 2345, Class PQ	6.500	8/15/16	146,294	154,045
Ser. 2430, Class UD	6.000	3/15/17	114,824	120,837
Ser. 3724, Class CM	5.500	6/15/37	544,034	594,366
Ser. 3316, Class CD	5.500	5/15/37	252,804	276,296
Ser. 3302, Class DA	5.500	12/15/17	63,845	64,204
Ser. 2503, Class B	5.500	9/15/17	128,526	136,117
Ser. 3662, Class QA	5.000	3/15/38	309,629	316,732
Ser. 3593, Class KP	5.000	6/15/36	2,297	2,296
Ser. 3028, Class BA	5.000	4/15/34	122,439	125,503
Ser. 2938, Class ND	5.000	10/15/33	38,668	39,200
Ser. 2888, Class CG	5.000	8/15/33	160,464	165,932
Ser. 2840, Class OE	5.000	2/15/33	69,035	69,926
Ser. 2875, Class GM	5.000	1/15/33	90,998	91,695
Ser. 2903, Class LA	5.000	10/15/31	7,339	7,335
Ser. 3331, Class NV	5.000	6/15/29	286,000	300,358
Ser. 3580, Class VB	5.000	4/15/29	153,709	156,520
Ser. 2561, Class BD	5.000	2/15/18	394,159	416,882
Ser. 2541, Class JC	5.000	12/15/17	182,944	193,166
Ser. 2542, Class ES	5.000	12/15/17	34,841	36,560
Ser. 2519, Class AH	5.000	11/15/17	381,035	401,764
Ser. 2513, Class DB	5.000	10/15/17	50,549	53,226
Ser. 3539, Class PM	4.500	5/15/37	123,531	128,986
Ser. 3730, Class PL	4.500	1/15/33	29,468	29,588
Ser. 3697, Class BM	4.500	9/15/31	30,752	31,059
Ser. 2958, Class QD	4.500	4/15/20	70,877	74,722
Ser. 2882, Class UM	4.500	8/15/19	152,825	156,547
Ser. 2931, Class AM	4.500	7/15/19	18,133	18,335
Ser. 3845, Class KP	4.000	4/15/38	308,052	311,792
Ser. 3681, Class AH	4.000	10/15/27	574,369	585,856
Ser. 2854, Class DL	4.000	9/15/19	306,448	322,750
Ser. 2864, Class GB	4.000	9/15/19	214,482	226,215
Ser. 2783, Class AY	4.000	4/15/19	205,697	216,090
Ser. 3805, Class AK	3.500	4/15/24	154,277	160,326
Ser. 2643, Class ME	3.500	3/15/18	62,951	64,219
Ser. 3683, Class JH	2.500	12/15/23	69,764	70,503
Ser. 3611, Class PO, PO	0.000	7/15/34	147,363	131,111
Ser. 1420, Class B, PO	0.000	11/15/22	64,816	60,822

Federal National Mortgage Association
Ser. 11-15, Class AB	9.750	8/25/19	383,555	431,300
Ser. 10-110, Class AE	9.750	11/25/18	281,555	316,665
Ser. 06-10, Class GC	6.000	9/25/34	3,573,250	3,680,447
Ser. 06-124, Class A	5.625	11/25/36	61,445	63,788
Ser. 05-48, Class AR	5.500	2/25/35	239,400	260,099
Ser. 08-8, Class PA	5.000	2/25/38	256,062	268,563
Ser. 09-86, Class PC	5.000	3/25/37	2,822,376	2,878,823
Ser. 09-55, Class PC	5.000	9/25/36	30,128	30,304
Ser. 05-101, Class ND	5.000	6/25/34	120,000	122,122
Ser. 09-15, Class MC	5.000	3/25/24	113,187	120,473
Ser. 03-92, Class VH	5.000	2/25/19	650,000	667,063
Ser. 02-73, Class OE	5.000	11/25/17	172,865	182,122
Ser. 02-65, Class HC	5.000	10/25/17	28,547	29,801
Ser. 09-100, Class PA	4.500	4/25/39	43,712	45,037
Ser. 04-8, Class GD	4.500	10/25/32	152,042	156,298
Ser. 04-26, Class PD	4.500	8/25/32	256,460	264,478
Ser. 09-53, Class G	4.500	12/25/26	1,164,386	1,167,466
Ser. 11-60, Class PA	4.000	10/25/39	77,838	81,052
Ser. 11-4, Class JP	4.000	6/25/39	1,025,891	1,060,206
Ser. 11-36, Class PA	4.000	2/25/39	807,997	842,937
Ser. 11-113, Class LA	4.000	6/25/37	91,704	92,460
Ser. 03-43, Class YA	4.000	3/25/33	690,419	712,254
Ser. 10-109, Class JB	4.000	8/25/28	445,394	466,211
Ser. 10-17, Class CA	4.000	11/25/23	113,017	114,571
Ser. 11-89, Class VA	4.000	9/25/23	693,925	709,871
Ser. 11-111, Class VA	4.000	1/25/23	358,464	362,161
Ser. 11-111, Class VC	4.000	1/25/23	196,470	197,503
Ser. 04-27, Class HB	4.000	5/25/19	95,620	101,427
Ser. 03-128, Class NG	4.000	1/25/19	239,602	251,090
Ser. 11-20, Class PC	3.500	3/25/39	196,298	205,131
Ser. 11-40, Class DA	3.500	11/25/37	522,881	529,072
Ser. 10-155, Class A	3.500	9/25/25	57,236	57,897
Ser. 11-42, Class BJ	3.000	8/25/25	1,254,308	1,297,431
Ser. 10-49, Class KC	3.000	11/25/23	141,044	143,732
Ser. 10-43, Class KG	3.000	1/25/21	233,613	242,398
Ser. 11-23, Class AB	2.750	6/25/20	158,352	163,288
Ser. 10-81, Class AP	2.500	7/25/40	324,157	327,727
FRB Ser. 10-90, Class GF	0.652	8/25/40	4,523,233	4,531,375
FRB Ser. 06-74, Class FL	0.502	8/25/36	1,312,370	1,312,370
FRB Ser. 05-63, Class FC	0.402	10/25/31	1,715,204	1,704,819
Ser. 92-96, Class B, PO	0.000	5/25/22	95,422	93,897

Government National Mortgage Association
Ser. 07-2, Class PB	5.500	6/20/35	8,352	8,351
Ser. 09-46, Class HC	5.000	11/20/34	86,770	87,291
Ser. 09-79, Class MB	5.000	2/20/34	23,251	23,250
Ser. 10-61, Class EA	5.000	9/20/31	293,845	304,133
Ser. 10-31, Class VA	5.000	3/20/21	689,449	714,401
Ser. 09-38, Class AB	4.750	9/16/31	38,780	38,901
Ser. 10-39, Class PH	4.500	11/20/38	577,509	614,325
Ser. 11-7, Class CA	4.500	11/20/37	203,823	213,227
Ser. 09-109, Class NK	4.500	7/20/37	650,859	687,606
Ser. 09-94, Class MB	4.500	4/20/37	674,364	708,292
Ser. 10-29, Class PA	4.500	8/20/36	444,307	457,360
Ser. 09-116, Class EK	4.500	12/20/34	267,979	279,621
Ser. 09-54, Class HT	4.500	12/20/34	148,929	153,990
Ser. 09-46, Class G	4.500	9/20/34	122,960	125,855
Ser. 09-29, Class NP	4.500	6/16/34	78,119	78,828
Ser. 09-31, Class MA	4.500	8/20/33	37,666	38,030
Ser. 09-59, Class P	4.250	9/20/33	236,138	247,473
Ser. 09-32, Class AB	4.000	5/16/39	62,397	65,730
Ser. 10-32, Class CJ	4.000	1/20/38	601,521	628,051
Ser. 08-31, Class PN	4.000	11/20/36	21,441	21,639
Ser. 08-38, Class PS	3.500	5/20/37	39,412	39,818
Ser. 09-93, Class EJ	3.500	5/20/35	23,764	24,024
Ser. 09-118, Class AW	3.000	5/20/37	1,351,158	1,392,112
Ser. 10-57, Class PJ	3.000	6/20/33	28,032	28,048

				40,033,076
Commercial mortgage-backed securities (1.7%)

Banc of America Commercial Mortgage Trust
Ser. 07-1, Class A3	5.449	1/15/49	179,863	180,043
Ser. 06-5, Class A2	5.317	9/10/47	3,462,351	3,479,608
Ser. 06-6, Class A2	5.309	10/10/45	41,457	41,572

Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 06-CD3, Class A4	5.658	10/15/48	461,762	462,363

COMM Mortgage Trust Ser. 05-C6, Class AJ	5.209	6/10/44	1,581,000	1,648,798

Credit Suisse First Boston Mortgage Securities Corp.
Ser. 05-C6, Class AJ	5.230	12/15/40	1,616,000	1,691,952
FRB Ser. 05-C1, Class AJ	5.075	2/15/38	1,513,000	1,545,151

GE Capital Commercial Mortgage Corp. Ser. 07-C1, Class AAB	5.477	12/10/49	445,187	455,631

GMAC Commercial Mortgage Securities, Inc. Trust FRB Ser. 04-C2, Class A4	5.301	8/10/38	3,048,974	3,071,345

Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A2(F)	5.381	3/10/39	514,535	519,705
Ser. 05-GG3, Class AAB	4.619	8/10/42	72,085	72,107

GS Mortgage Securities Trust Ser. 06-GG6, Class A2	5.506	4/10/38	70,214	70,345

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-LD11, Class A2	5.974	6/15/49	1,449,747	1,455,633
Ser. 07-C1, Class A3	5.790	2/15/51	220,144	223,004
Ser. 04-LN2, Class A2	5.115	7/15/41	3,465,431	3,490,207

Merrill Lynch Mortgage Trust
Ser. 05-CIP1, Class A2	4.960	7/12/38	328,274	328,306
Ser. 04-BPC1, Class AJ	4.922	10/12/41	1,715,000	1,730,950

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2FX	5.777	4/12/49	1,413,448	1,434,791
Ser. 07-HQ11, Class A31	5.439	2/12/44	759,789	785,318
FRB Ser. 04-T13, Class C	4.790	9/13/45	1,126,955	1,129,773

Selkirk No. 2 Ltd. 144A Ser. 2, Class A (Cayman Islands)	1.183	2/20/41	6,048,007	6,033,295

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C34, Class A2	5.569	5/15/46	625,278	626,253
Ser. 07-C31, Class A2	5.421	4/15/47	218,119	217,982

				30,694,132
Residential mortgage-backed securities (non-agency) (0.7%)

Chase Funding Mortgage Loan Asset-Backed Certificates Ser. 04-2, Class 1A4	5.323	2/26/35	189,269	193,291

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 09-5, Class 1A1	4.270	6/25/37	1,153,018	1,159,510
FRB Ser. 09-6, Class 12A1	2.612	7/25/36	1,581,479	1,606,190
FRB Ser. 12-11, Class 3A1	0.442	12/25/35	2,856,662	2,800,064

Countrywide Asset Backed Certificates
FRB Ser. 05-1, Class MV3	0.634	7/25/35	1,400,000	1,384,600
FRB Ser. 05-4, Class MV1	0.614	10/25/35	18,957	18,938

Opteum Mortgage Acceptance Corp. Trust FRB Ser. 05-1, Class M1	0.622	2/25/35	3,059,000	3,020,763

Residential Accredit Loans, Inc. Ser. 03-QR13, Class A3	4.000	7/25/33	1,411,040	1,423,018

				11,606,374

Total mortgage-backed securities (cost $82,570,245)				$82,333,582

CERTIFICATES OF DEPOSIT (1.3%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Bank of Montreal/Chicago, IL FRN (Canada)	0.368	10/21/15	$5,000,000	$4,998,595

Canadian Imperial Bank of Commerce/New York, NY FRN (Canada)	0.484	11/26/14	1,000,000	1,001,444

Credit Suisse New York FRN	0.556	8/24/15	7,000,000	6,995,478

Credit Suisse/New York, NY FRN	0.644	12/7/15	4,000,000	4,005,108

Credit Suisse/New York, NY FRN	0.626	1/15/15	3,000,000	3,004,362

Nordea Bank Finland PLC/New York FRN	0.725	2/19/16	2,000,000	2,009,646

Sumitomo Mitsui Banking Corp./New York FRN (Japan)	0.556	3/3/16	2,000,000	1,999,296

Total certificates of deposit (cost $23,999,851)				$24,013,929

REPURCHASE AGREEMENTS (0.8%)(a)
			Principal amount	Value

Interest in $325,000,000 joint tri-party repurchase agreement dated 4/30/14 with Citigroup Global Markets, Inc./Salomon Brothers due 5/1/14 - maturity value of $15,000,025 for an effective yield of 0.06% (collateralized by a U.S. Treasury bond and various mortgage backed securities with coupon rates ranging from 2.202% to 7.625% and due dates ranging from 4/1/22 to 3/1/44, valued at $331,500,001)			$15,000,000	$15,000,000

Total repurchase agreements (cost $15,000,000)				$15,000,000

MUNICIPAL BONDS AND NOTES (0.3%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

WI Hsg. & Econ. Dev. Auth. VRDN, Ser. D	0.280	3/1/38	$5,130,000	$5,130,000

WI Hsg. & Econ. Dev. Auth. VRDN, Ser. D	0.280	9/1/34	590,000	590,000

Total municipal bonds and notes (cost $5,720,000)				$5,720,000

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (—%)

Government National Mortgage Association Pass-Through Certificates	4.500	10/15/19	$156,377	$167,361

Government National Mortgage Association Pass-Through Certificates	4.500	5/15/18	163,317	172,894

				340,255
U.S. Government Agency Mortgage Obligations (0.2%)

Federal Home Loan Mortgage Corporation	4.500	10/1/18	46,548	48,597

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.500	3/1/19	108,728	117,938

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.500	6/1/17	128,162	136,266

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	2/1/19	107,631	111,980

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	9/1/17	247,575	262,668

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	7/1/17	244,791	259,384

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	6/1/17	142,806	150,930

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.500	11/1/18	146,605	155,360

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.500	4/1/18	124,016	132,793

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	5/1/21	178,681	190,617

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	11/1/19	184,779	196,333

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	5/1/18	78,267	82,414

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	3/1/18	86,677	91,910

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	2/2/18	98,733	104,662

Federal Home Loan Mortgage Corporation Pass-Through Certificates	4.500	8/1/18	115,412	122,269

Federal National Mortgage Association Pass-Through Certificates	6.500	12/1/19	238,607	252,864

Federal National Mortgage Association Pass-Through Certificates	6.500	8/1/17	145,206	154,437

Federal National Mortgage Association Pass-Through Certificates	6.000	5/1/23	138,443	149,897

Federal National Mortgage Association Pass-Through Certificates	6.000	9/1/19	49,097	51,900

Federal National Mortgage Association Pass-Through Certificates	6.000	9/1/18	71,877	76,572

Federal National Mortgage Association Pass-Through Certificates	6.000	12/1/17	129,612	136,716

Federal National Mortgage Association Pass-Through Certificates	5.500	11/1/23	203,713	217,731

Federal National Mortgage Association Pass-Through Certificates	5.500	6/1/20	231,488	247,640

Federal National Mortgage Association Pass-Through Certificates	5.000	11/1/19	183,921	196,055

				3,647,933

Total U.S. government and agency mortgage obligations (cost $3,988,188)				$3,988,188

TOTAL INVESTMENTS

Total investments (cost $1,765,636,694)(b)				$1,768,028,666

Key to holding's abbreviations
BKNT	Bank Note
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
PO	Principal Only
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through April 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,794,539,395.
(b)	The aggregate identified cost on a tax basis is $1,765,636,694, resulting in gross unrealized appreciation and depreciation of $3,262,907 and $870,935, respectively, or net unrealized appreciation of $2,391,972.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	68.5%
	Canada	6.4
	United Kingdom	5.4
	Australia	5.0
	France	3.9
	Netherlands	3.0
	Japan	2.3
	Spain	1.9
	Sweden	1.8
	Germany	0.8
	Other	1.0

	Total	100.0%
	Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Certificates of deposit	$—	$24,013,929	$—
Commercial paper	—	230,163,059	—
Corporate bonds and notes	—	1,406,809,908	—
Mortgage-backed securities	—	82,333,582	—
Municipal bonds and notes	—	5,720,000	—
Repurchase agreements	—	15,000,000	—
U.S. government and agency mortgage obligations	—	3,988,188	—

Totals by level	$—	$1,768,028,666	$—

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Citigroup Global Markets, Inc./Salomon Brothers	Total

	Assets:
	Repurchase agreements	$15,000,000	15,000,000

	Total Assets	$15,000,000	$15,000,000

	Liabilities:

	Total Liabilities	$—	$—

	Total Financial and Derivative Net Assets	$15,000,000	$15,000,000
	Total collateral received (pledged)##†	$15,000,000	$15,000,000
	Net amount	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2014